PLANT AND EQUIPMENT (Details - Schedule of Plant and Equipment) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 962	$ 168,934
Less: accumulated depreciation	(64)	(112,486)
Plant and equipment, net	898	56,448
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	962	139,530
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	0	8,342
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, gross	$ 0	$ 21,062